Revenues - Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total net revenues	$ 17,286	$ 16,128	$ 12,761
Original Equipment Manufacturers (“OEM”)
Disaggregation of Revenue [Line Items]
Total net revenues	11,468	10,764	8,486
Distribution
Disaggregation of Revenue [Line Items]
Total net revenues	5,818	5,364	4,275
Revenues from sale of products
Disaggregation of Revenue [Line Items]
Total net revenues	17,094	15,953	12,560
Revenues from sale of services
Disaggregation of Revenue [Line Items]
Total net revenues	145	130	169
Other revenues
Disaggregation of Revenue [Line Items]
Total net revenues	47	45	32
EMEA
Disaggregation of Revenue [Line Items]
Total net revenues	4,836	3,619	2,557
Americas
Disaggregation of Revenue [Line Items]
Total net revenues	2,724	2,310	1,525
Asia Pacific
Disaggregation of Revenue [Line Items]
Total net revenues	$ 9,726	$ 10,199	$ 8,679